Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Description [Abstract]
Description of Business
1. DESCRIPTION OF BUSINESS
Gresham Worldwide, Inc. (“Gresham” or the “Company”) through its subsidiaries (collectively “GWW”), designs, manufactures, and distributes specialized electronic solutions, automated test solutions, power electronics, supply and distribution solutions, and radio, microwave and millimeter wave communication systems and components for a variety of applications, with a focus on the global defense industry. Gresham also offers bespoke technology solutions for mission critical applications in the medical, industrial, transportation and telecommunications markets.
Gresham is a Delaware corporation organized on November 21, 2018. Gresham’s defense solutions are conducted through its wholly owned subsidiaries, Enertec Systems 2001 Ltd. (“Enertec”), Gresham Power Electronics Ltd. (“Gresham Power”), and Relec Electronics Ltd. (“Relec”) and its majority owned subsidiary, Microphase.
Gresham is a wholly owned subsidiary of BitNile Holdings, Inc., a Delaware corporation (“BitNile”) and currently operates as an operating segment of BitNile.

1. DESCRIPTION OF BUSINESS
Gresham Worldwide, Inc. (“Gresham” or the “Company”) through its subsidiaries (collectively “GWW”), designs, manufactures, and distributes specialized electronic solutions, automated test solutions, power electronics, supply and distribution solutions, and radio, microwave and millimeter wave communication systems and components for a variety of applications, with a focus on the global defense industry. GWW also offers bespoke technology solutions for mission critical applications in the medical, industrial, transportation and telecommunications markets.
Gresham is a Delaware corporation organized on November 21, 2018. Gresham’s defense solutions are conducted through its wholly owned subsidiaries, Enertec Systems 2001 Ltd. (“Enertec”), Gresham Power Electronics Ltd. (“Gresham Power”), and Relec Electronics Ltd. (“Relec”) and its majority owned subsidiary, Microphase.
Gresham is a wholly owned subsidiary of BitNile Holdings, Inc., a Delaware corporation (“BitNile”) and currently operates as an operating segment of BitNile.